CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Unamortized debt issuance costs	$ 568	$ 645
Preferred Stock shares outstanding	150,000
Common stock par value	$ 0.0001
Common stock shares authorized	55,000,000
Common stock shares issued	16,602,460
Common stock shares outstanding	16,602,460
Series A Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock par value	$ 0.0001
Redeemable convertible preferred stock shares authorized	2,000,000
Redeemable convertible preferred stock shares outstanding	1,536,400
Preferred stock par value	$ 0.0001
Preferred Stock shares authorized	2,000,000
Preferred Stock shares outstanding	1,536,400
Series B Convertible Preferred Stock
Preferred stock par value	$ 0.0001
Preferred Stock shares authorized	500,000
Preferred Stock shares outstanding	150,000